Document and Entity Information	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Amendment Flag	false
Entity Registrant Name	BERKSHIRE HATHAWAY INC.
Entity Central Index Key	0001067983
EBP 002
Document Information [Line Items]
Document Type	11-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Entity Registrant Name	BERKSHIRE HATHAWAY INC.
Entity Central Index Key	0001067983
Document Fiscal Period Focus	FY